Leases - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease agreement, term	3 years
Additions to right-of-use assets	$ 39,800	$ 12,599	$ 51,644